Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FORUM FUNDS
Entity Central Index Key	0000315774
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000081163
Shareholder Report [Line Items]
Fund Name	Beck Mack + Oliver Partners Fund
Trading Symbol	BMPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Beck Mack + Oliver Partners Fund for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Beck Mack + Oliver Partners Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://www.beckmack.com/products. You can also request this information by contacting us at (800) 943-6786.

Additional Information Phone Number	(800) 943-6786
Additional Information Website	https://www.beckmack.com/products
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Beck Mack + Oliver Partners Fund	$54	1.00%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

During the six-month semi-annual period ended September 30, 2025 (the “Semi-Annual Period”), the Beck Mack + Oliver Partners Fund (the “Partners Fund”) returned +13.88% net of fees and expenses, resulting in a net asset value of $28.14. By comparison, the S&P 500 Index, which is the Partners Fund’s principal benchmark, returned +19.94%.

With respect to the performance of the S&P 500 Index, ongoing enthusiasm for artificial intelligence has been an important factor. Alphabet and Radnet, which are two investments in the Partners Fund, are benefiting from artificial intelligence in their respective businesses, and each investment generated a total return in excess of 50% during the Semi-Annual Period. In the broader equity market, stocks with larger market caps outperformed those with smaller market caps during the Semi-Annual Period.

Fiserv and Waters Corp. were two investments that detracted from performance during the Semi-Annual Period. Fiserv moderately reduced its revenue growth guidance for the current calendar year, while Waters Corp. announced a large acquisition. Regarding the former, we believe that Fiserv’s long-term growth algorithm remains intact. Regarding the latter, we are excited about the announced acquisition.

During the Semi-Annual Period, the Partners Fund exited its investment in Enstar Group, which was acquired by a financial consortium in an all-cash transaction, and it initiated a position in Amazon.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Beck Mack + Oliver Partners Fund	S&P 500® Index
09/30/15	$10,000	$10,000
12/31/15	$10,271	$10,704
03/31/16	$10,180	$10,849
06/30/16	$10,327	$11,115
09/30/16	$10,917	$11,543
12/31/16	$11,352	$11,984
03/31/17	$11,752	$12,711
06/30/17	$11,993	$13,104
09/30/17	$12,726	$13,691
12/31/17	$13,379	$14,601
03/31/18	$13,253	$14,490
06/30/18	$13,689	$14,988
09/30/18	$14,790	$16,143
12/31/18	$11,362	$13,961
03/31/19	$12,886	$15,866
06/30/19	$13,483	$16,549
09/30/19	$13,471	$16,830
12/31/19	$15,038	$18,356
03/31/20	$10,674	$14,759
06/30/20	$13,345	$17,791
09/30/20	$13,287	$19,380
12/31/20	$15,798	$21,734
03/31/21	$19,423	$23,076
06/30/21	$22,052	$25,049
09/30/21	$22,539	$25,194
12/31/21	$24,276	$27,973
03/31/22	$22,794	$26,686
06/30/22	$18,798	$22,389
09/30/22	$17,663	$21,296
12/31/22	$19,152	$22,907
03/31/23	$20,068	$24,624
06/30/23	$22,408	$26,776
09/30/23	$22,165	$25,900
12/31/23	$25,335	$28,928
03/31/24	$27,989	$31,982
06/30/24	$27,224	$33,352
09/30/24	$29,183	$35,315
12/31/24	$30,771	$36,166
03/31/25	$28,638	$34,621
06/30/25	$30,643	$38,409
09/30/25	$32,614	$41,530

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 80,299,005
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 164,427
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$80,299,005
# of Portfolio Holdings	26
Portfolio Turnover Rate	3%
Investment Advisory Fees (Net of fees waived)	$164,427

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Money Market Fund	0.4%
Financials	36.7%
Health Care	18.6%
Industrials	16.7%
Information Technology	12.1%
Consumer Discretionary	7.5%
Communication Services	7.2%
Energy	0.8%

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)

Blackstone, Inc., Class A	7.87%
RadNet, Inc.	7.59%
Apollo Global Management, Inc.	7.13%
Microsoft Corp.	6.77%
Alphabet, Inc., Class C	6.06%
Arthur J Gallagher & Co.	5.01%
Ferguson Enterprises, Inc.	4.75%
Zurn Elkay Water Solutions Corp.	4.68%
Ashtead Group PLC	4.63%
The Charles Schwab Corp.	4.16%